Vessels Schedule (Details)	12 Months Ended
Dec. 31, 2017 DWT
Ultramax
Property, Plant and Equipment [Line Items]
DWT	2,307,800
Kamsarmax
Property, Plant and Equipment [Line Items]
DWT	1,480,000
DWT of Vessels owned
Property, Plant and Equipment [Line Items]
DWT	3,787,800
SBI Antares | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Athena | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Bravo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Leo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Echo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Lyra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Tango | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Maia | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Hydra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Subaru | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Pegasus | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Ursa | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Thalia | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Cronos | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Orion | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Achilles | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Hercules | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Perseus | Ultramax
Property, Plant and Equipment [Line Items]
DWT	64,000
SBI Hermes | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Zeus | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Hera | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Hyperion | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Tethys | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Phoebe | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Poseidon | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Apollo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Samson | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Phoenix | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Aries | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Taurus | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Gemini | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Pisces | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Libra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Virgo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Jaguar | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2014
DWT	64,000
SBI Cougar | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Puma | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2014
DWT	64,000
SBI Samba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	84,000
SBI Rumba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
SBI Capoeira | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Electra | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Carioca | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Conga | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Flamenco | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Bolero | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Sousta | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Rock | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Lambada | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Reggae | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Zumba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Macarena | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Parapara | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Swing | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Mazurka | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Jive | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
Assets Held under Capital Leases [Member] | SBI Rumba | Kamsarmax
Property, Plant and Equipment [Line Items]
DWT	84,000